15. Non-financial assets and liabilities (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Non-current other non-financial liabilities	$ 1,958,883	$ 692,009
Current other non-financial liabilities	1,660,944	973,971
VAT payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Non-current other non-financial liabilities	1,879,420	662,505
Current other non-financial liabilities	1,324,577	840,110
Turnover tax payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	6,380	9,353
Income tax withholdings payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	36,028	38,849
Concession fees and royalties
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	27,410	25,250
Tax on bank account transactions payable
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Non-current other non-financial liabilities	79,463	29,504
Current other non-financial liabilities	72,996	58,404
Other
DisclosureOfNonfinancialLiabilitiesLineItems [Line Items]
Current other non-financial liabilities	$ 193,553	$ 2,005